Note 38 (Tables)	12 Months Ended
Dec. 31, 2022
Dividend income [Abstract]
Dividend income breakdown by headline [Table Text Block]
The balances for this heading in the consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 39), as can be seen in the breakdown below:

Dividend income (Millions of Euros)
	2022	2021	2020
Non-trading financial assets mandatorily at fair value through profit or loss	15	64	15
Financial assets at fair value through other comprehensive income	108	112	122
Total	123	176	137